Segment Reporting, including Geographic Area Data and Major Customers (Tables)	12 Months Ended
Dec. 31, 2013
Operating Segments

Years Ended December 31,
(in thousands)
Operating Segments	2013	2012	2011
Revenues before reimbursable items
North America Services	$860,645	826,750	809,069
International Services	389,532	396,149	380,129
Merchant Services	446,277	409,698	373,159
NetSpend	207,851	—	—
Intersegment revenues	(12,550)	(14,106)	(21,659)

Revenues before reimbursable items from external customers	$1,891,755	1,618,491	1,540,698

Total revenues
North America Services	$1,000,072	965,393	954,550
International Services	409,597	413,467	394,831
Merchant Services	533,049	512,580	487,997
NetSpend	207,851	—	—
Intersegment revenues	(18,216)	(20,468)	(28,412)

Revenues from external customers	$2,132,353	1,870,972	1,808,966

Depreciation and amortization
North America Services	$74,479	74,673	77,446
International Services	47,978	55,033	49,722
Merchant Services	12,034	12,083	15,416
NetSpend	3,121	—	—

Segment depreciation and amortization	137,612	141,789	142,584
Acquisition intangible amortization	65,893	26,264	23,583
Corporate Administration and Other	1,846	2,557	2,998

Total depreciation and amortization	$205,351	170,610	169,165

Adjusted segment operating income
North America Services	$314,577	289,493	254,552
International Services	45,911	29,427	43,574
Merchant Services	154,047	156,283	133,695
NetSpend	59,717	—	—

Total adjusted segment operating income	574,252	475,203	431,821
Acquisition intangible amortization	(65,893)	(26,264)	(23,583)
NetSpend merger and acquisition operating expenses (non-recurring)	(14,220)	—	—
Corporate Administration and Other	(107,892)	(91,287)	(85,782)

Operating income	$386,247	357,652	322,456

As of December 31,	2013	2012
Total assets
North America Services	$3,240,298	1,744,877
International Services	417,379	445,642
Merchant Services	676,592	703,725
NetSpend	1,596,150	—
Intersegment assets	(2,243,851)	(870,406)

Total assets	$3,686,568	2,023,838

Property and Equipment, Net of Accumulated Depreciation and Amortization

The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	As of December 31,
(in millions)	2013	2012
United States	$207.4	191.7
Europe	46.3	51.3
Japan	5.3	9.5
Other	6.2	7.9

Totals	$265.2	260.4

Revenues Based on Domicile of Company's Customers

The following geographic area data represents revenues for the years ended December 31 based on the domicile of the Company’s customers:

(in millions)	2013	%	2012	%	2011	%
United States	$1,453.3	68.2	$1,219.9	65.2	$1,227.8	67.9
Europe	294.6	13.8	293.0	15.7	283.5	15.7
Canada	243.2	11.4	217.5	11.6	171.5	9.5
Japan	68.8	3.2	78.6	4.2	76.3	4.2
Mexico	16.5	0.8	11.7	0.6	7.8	0.4
Other	56.0	2.6	50.3	2.7	42.1	2.3

Totals	$2,132.4	100.0	$1,871.0	100.0	$1,809.0	100.0

Reconciliation of Geographic Revenues to Revenues by Operating Segments

The following table reconciles segment revenue to revenues by geography for the years ended December 31:

	North America Services			International Services			Merchant Services			NetSpend
(in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011	2013	2012	2011
United States	$711.4	705.5	741.5	$—	—	—	$533.9	514.4	486.3	$207.9		—
Europe	0.8	0.8	0.7	293.8	292.2	282.8	—	—	—	—	—	—
Canada	243.0	217.3	171.1	—	—	—	0.2	0.2	0.4	—	—	—
Japan	—	—	—	68.8	78.6	76.3	—	—	—	—	—	—
Mexico	16.5	11.7	7.8	—	—	—	—	—	—	—	—	—
Other	14.5	10.5	9.6	41.0	39.3	31.8	0.6	0.5	0.7	—	—	—

Totals	$986.2	945.8	930.7	$403.6	410.1	390.9	$534.7	515.1	487.4	$207.9	—	—